Commitments (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 12,390	$ 17,648
Royalty expense	$ 38	$ 55